PGIM S&P 500 Buffer 20 ETF - June
Schedule of Investments  (unaudited)
as of July 31, 2026
Description	Shares	Value
Short-Term Investments 103.1%
Affiliated Mutual Fund 0.9%
PGIM Core Government Money Market Fund (7-day effective yield 3.777%) (cost $518,048)(wb)	518,048	$518,048
Options Purchased*~ 102.2%
(cost $57,566,413)		56,896,820

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 103.1% (cost $58,084,461)		57,414,868
Options Written*~ (3.1)%
(premiums received $2,557,427)		(1,739,679)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.0% (cost $55,527,034)		55,675,189
Liabilities in excess of other assets (0.0)%		(23,171)

Net Assets 100.0%		$55,652,018

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
S&P—Standard & Poor’s
SPDR—Standard & Poor’s Depositary Receipts

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	05/28/27	$7.56		735		74	$54,035,186
State Street SPDR S&P 500 ETF Trust	Put	05/28/27	$756.48		735		74	2,861,634
Total Options Purchased (cost $57,566,413)								$56,896,820
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	05/28/27	$847.79		735		74	$(907,585)
State Street SPDR S&P 500 ETF Trust	Put	05/28/27	$605.18		735		74	(832,094)
Total Options Written (premiums received $2,557,427)								$(1,739,679)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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